ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on investment securities	$ (44,365)		$ 5,792
Unrealized gain (loss) on derivatives	778
Retirement obligations	(17,054)
Foreign currency translation	(31)
Total	(26,564)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on investment securities	1,724
Unrealized gain (loss) on derivatives	412
Retirement obligation	(8,460)
Foreign currency translation	0
Total	(7,148)
Transactions Pre-tax
Unrealized gain (loss) on investment securities	(46,089)	214
Unrealized gain (loss) on derivatives	1,190	(229)	628
Retirement obligation	25,514	4,495	(20,652)
Foreign currency translation	(31)	25	(588)
Total	(19,416)	4,505	(14,820)
Transactions Tax-effect
Unrealized gain (loss) on investment securities	16,998	(81)	(2,187)
Unrealized gain (loss) on derivatives	(445)	86	(237)
Retirement obligation	(9,741)	(1,697)	7,798
Foreign currency translation	0	0	0
Total	6,812	(1,692)	5,374
Transactions Net of tax
Unrealized gain (loss) on investment securities	(29,091)	133	3,605
Unrealized gain (loss) on derivatives	745	(143)	391
Retirement obligation	(15,773)	(2,798)	12,854
Foreign currency translation	(31)	25	(588)
Total	(12,604)	2,813	(9,446)
Balances Net of tax
Unrealized gain (loss) on investment securities	(16,289)	12,802	12,669	9,064
Unrealized gain (loss) on derivatives	602	(143)	0	(391)
Retirement obligation	15,565	(31,338)	(34,136)	(21,282)
Foreign currency translation	(29)	2	(23)	565
Total	$ (31,281)	$ (18,677)	$ (21,490)	$ (12,044)